BASIS OF PRESENTATION AND ORGANIZATION (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 23, 2020	Apr. 23, 2020	Aug. 31, 2020	Dec. 31, 2021	Sep. 24, 2021
Short-Term Debt [Line Items]
Common Stock authorized shares increase					200,000,000
Adopted by shareholders					40,000,000
Stockholders' Equity, Reverse Stock Split	the Company filed an amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Florida to effect a 1-for-5 reverse stock split (the “Reverse Stock Split”) of the authorized, issued and outstanding shares of the Common Stock. The Reverse Stock Split was effective as of 12:01 a.m. (Eastern Time) on November 27, 2020 (the “Effective Time”). At the Effective Time, the number of authorized shares of Common Stock was reduced from 200,000,000 shares to 40,000,000
Total consideration for business acquisition				$ 805,557
Aggregate amounted				3,100,000,000
PPP Loans [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of five separate unsecured debt		$ 2,800,000	$ 300,000	$ 3,100,000
Amount of compensation of an individual employee in excess		$ 100,000
Percentage of forgiven amount		40.00%
PPP Loans [Member] | Be Social Public Relations, LLC [Member]
Short-Term Debt [Line Items]
Total consideration for business acquisition		$ 300,000,000